Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(8)	Company Selected Measure: Revenue ($)
					Total Stockholder Return ($)(6)	Peer Group Total Stockholder Return ($)(7)
2022	7,163,740	5,403,785	3,371,920	2,655,391	79.47	111.27	(559.0)	698.8
2021	11,022,323	(4,946,916)	4,334,690	(1,002,836)	82.93	124.89	(523.9)	538.6
2020	10,552,792	12,568,762	3,982,716	2,566,938	127.07	125.69	(438.2)	380.8
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022, 2021 and 2020 was Stuart Peltz.

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, for our PEO for the corresponding fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K and as further described below.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; (ii) for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels; and (iii) for fiscal year 2020, Emily Hill, Neil Almstead, Mark Boulding, Eric Pauwels and Marcio Souza.

(4)	The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below.

(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:

Year	Summary Compensation Table Total ($)	Deduction of Summary Compensation Table Equity Awards ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid ($)
2022	7,163,740	(5,623,200)	3,863,245	5,403,785
2021	11,022,323	(9,386,024)	(6,583,215)	(4,946,916)
2020	10,552,792	(8,851,706)	10,867,676	12,568,762

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	4,484,146	(712,646)	0	91,744	0	0	3,863,245
2021	3,106,101	(6,944,190)	0	(2,745,126)	0	0	(6,583,215)
2020	9,549,717	1,243,831	0	74,127	0	0	10,867,676

Non-PEO NEO’s:

Year	Average Summary Compensation Table Total ($)	Deduction of Average Summary Compensation Table Equity Awards ($)	Total Equity Award Adjustments ($)	Average Compensation Actually Paid ($)
2022	3,371,920	(2,498,735)	1,782,205	2,655,391
2021	4,334,690	(3,519,759)	(1,817,767)	(1,002,836)
2020	3,982,716	(3,314,347)	1,898,569	2,566,938

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value from Last Day of Prior year to Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,010,991	(257,222)	0	28,436	0	0	1,782,205
2021	970,539	(1,976,548)	0	(811,758)	0	0	(1,817,767)
2020	2,676,468	258,921	0	31,971	(1,068,790)	0	1,898,569

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

(6)

Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2019, the last trading day before the earliest fiscal year in the table, through and including December 31, 2022, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2019. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).

(7)

The peer group used for this purpose is NASDAQ Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively.

(8)	The dollar amounts in this column are the Company’s net loss as reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022, 2021 and 2020 was Stuart Peltz.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; (ii) for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels; and (iii) for fiscal year 2020, Emily Hill, Neil Almstead, Mark Boulding, Eric Pauwels and Marcio Souza.

Peer Group Issuers, Footnote [Text Block]
(7)

The peer group used for this purpose is NASDAQ Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively.

PEO Total Compensation Amount	$ 7,163,740	$ 11,022,323	$ 10,552,792
PEO Actually Paid Compensation Amount	$ 5,403,785	(4,946,916)	12,568,762
Adjustment To PEO Compensation, Footnote [Text Block]

(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:

Year	Summary Compensation Table Total ($)	Deduction of Summary Compensation Table Equity Awards ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid ($)
2022	7,163,740	(5,623,200)	3,863,245	5,403,785
2021	11,022,323	(9,386,024)	(6,583,215)	(4,946,916)
2020	10,552,792	(8,851,706)	10,867,676	12,568,762

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	4,484,146	(712,646)	0	91,744	0	0	3,863,245
2021	3,106,101	(6,944,190)	0	(2,745,126)	0	0	(6,583,215)
2020	9,549,717	1,243,831	0	74,127	0	0	10,867,676

	The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 3,371,920	4,334,690	3,982,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,655,391	(1,002,836)	2,566,938
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Non-PEO NEO’s:

Year	Average Summary Compensation Table Total ($)	Deduction of Average Summary Compensation Table Equity Awards ($)	Total Equity Award Adjustments ($)	Average Compensation Actually Paid ($)
2022	3,371,920	(2,498,735)	1,782,205	2,655,391
2021	4,334,690	(3,519,759)	(1,817,767)	(1,002,836)
2020	3,982,716	(3,314,347)	1,898,569	2,566,938

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value from Last Day of Prior year to Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,010,991	(257,222)	0	28,436	0	0	1,782,205
2021	970,539	(1,976,548)	0	(811,758)	0	0	(1,817,767)
2020	2,676,468	258,921	0	31,971	(1,068,790)	0	1,898,569

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO CAP and Company Total Stockholder Return (“TSR”)

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, the Company’s cumulative TSR and the index TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO CAP and Net Income

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income loss during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO CAP and Revenue

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our revenue during the three most recently completed fiscal years.

Tabular List [Table Text Block]

List of Most Important Performance Measures to Determine 2022 CAP

As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program is intended to motivate our executive team to achieve our short-term and long-term strategy for creating stockholder value with a significant portion of NEOs’ pay being “at risk”. Our executive compensation program consists of three primary elements: base salary, annual cash incentive and annual equity award. The following table lists the four financial and non-financial performance measures, that, in our assessment, represent the most important performance measures used to link executive compensation actually paid, for the 2022 fiscal year, to our performance overall. Of these measures, we have identified revenue to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2022.

Most Important Performance Measures
Revenue
Pipeline Development (1)
Total Shareholder Return
Non-GAAP R&D expenses plus Non-GAAP SG&A expenses (2)
(1)	Pipeline Development is a non-financial performance measure that encapsulates the progress of our clinical and pre-clinical pipeline programs. For more information, see "Company goals and results under the 2022 annual incentive program—Advance programs and pipelines." and "Company goals and results under the 2022 annual incentive program—Progress translation programs." on page 45.

(2)	Non-GAAP research and development and non-GAAP selling, general and administrative expenses each exclude non-cash, stock-based compensation expense from the corresponding GAAP measures. The metric listed refers to the sum of Non-GAAP research and development expense and non-GAAP selling, general and administrative expense. For more information, please refer to Exhibit A of this proxy statement.

Total Shareholder Return Amount	$ 79.47	82.93	127.07
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (559.0)	$ (523.9)	$ (438.2)
Company Selected Measure Amount | item	698.8	538.6	380.8
PEO Name	Stuart Peltz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline Development
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP R&D expenses plus Non-GAAP SG&A expenses
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	P
PEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,484,146	$ 3,106,101	$ 9,549,717
PEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(712,646)	(6,944,190)	1,243,831
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,744	(2,745,126)	74,127
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,863,245	(6,583,215)	10,867,676
PEO [Member] | Deduction of Average Summary Compensation Table Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,623,200)	(9,386,024)	(8,851,706)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,010,991	970,539	2,676,468
Non-PEO NEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(257,222)	(1,976,548)	258,921
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,436	(811,758)	31,971
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,068,790)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,782,205	(1,817,767)	1,898,569
Non-PEO NEO [Member] | Deduction of Average Summary Compensation Table Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,498,735)	$ (3,519,759)	$ (3,314,347)